Business Combinations - Components of Indefinite-Lived Intangible Assets Acquired (Details) - Pre-Acquisition ZI - Brand portfolio $ in Millions	Feb. 01, 2019 USD ($)
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair Value	$ 33.0
DiscoverOrg Holdings
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair Value	$ 33.0